Advance to Suppliers, Net - Schedule of Balance of Advance to Suppliers, Net (Details) - CNY (¥)	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	¥ 46,678,372	¥ 25,958,008		¥ 12,958,346
Less: allowance of doubtful accounts			¥ (4,871,715)	(4,871,715)	¥ (5,216,045)
Total advance to suppliers, net	46,678,372	25,958,008		8,086,631
AIGC Research and Development Services [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	19,098,760	14,347,600
IP Digitalization [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	5,055,824	11,070,276
2021 Baoding Marathon [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross				3,870,439
2023 Wanfenglin Half Marathon [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross				532,011
2022 Kunming Plateau Half Horse [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross				560,506
2025 Youyang Jinxiu Flower Field and Iris Grassland Ecological Half Marathon Online Promotion [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross		481,132
2022 Guizhou Ring Leigong Mountain Marathon [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross				440,770
2024 Harbin Longevity Forest Marathon [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross				4,230,000
2024 Golden Show Half Marathon [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross				2,676,000
2023 Pony Fun Exercise Class [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross				128,277
2023 Beautiful Creation Camp [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross				42,242
2025 Advertising Campaign -Good Family Brand [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross		59,000
2025 Advertising Campaign -Calleton Brand [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	2,500,000
2025 Advertising Campaign -Namei Brand [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	2,320,000
2025 Advertising Campaign -FoodTalks Brand [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	1,930,000
2025 Advertising Campaign -Hongxiangji Brand [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	1,785,000
2025 Advertising Campaign -Eisansun Brand [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	1,402,170
2025 Advertising Campaign -KAMYUEN Brand [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	1,329,751
2025 Advertising Campaign -Wubeizi Brand [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	1,328,000
2025 Advertising Campaign -Sixiangshan Brand [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	1,300,000
2025 Advertising Campaign -SUPOR Brand [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	1,144,876
2025 Advertising Campaign -Langjiu Brand [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	1,113,208
2025 Advertising Campaign -Huangshanghuang Brand [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	1,000,000
2025 Advertising Campaign -By-health Brand [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	978,000
2025 Advertising Campaign -Kaweiduo Brand [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	635,854
2026 Hong Kong Sailing Week 2026 and 29er Asian Sailing Championship [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	2,505,510
2025 Hong Kong Open Badminton Championship [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	715,860
Others [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross	¥ 535,561	540,132		¥ 478,101
Previously Reported [Member] | Others [Member]
Schedule of Balance of Advance to Suppliers, Net [Line Items]
Total advance to suppliers, gross